Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 3,550.0	$ 47.1	₨ 12,409.1	₨ 6,742.6
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(2,572.2)	(34.1)	736.4	1,027.5
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	0.0	0.0	0.1	0.5
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	585.5	7.7	(262.5)	(15.0)
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	3,465.5	46.0	1,045.0	(1,706.9)
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 2,071.2	$ 27.5	₨ 10,890.1	₨ 7,436.5